Shareholder Report, Holdings (Details)	Sep. 30, 2024
HAWAIIAN TAX-FREE TRUST - CLASS Y | Pre-refunded/Escrowed to Maturity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
HAWAIIAN TAX-FREE TRUST - CLASS Y | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
HAWAIIAN TAX-FREE TRUST - CLASS Y | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.20%
HAWAIIAN TAX-FREE TRUST - CLASS Y | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
HAWAIIAN TAX-FREE TRUST - CLASS Y | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
HAWAIIAN TAX-FREE TRUST - CLASS Y | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
HAWAIIAN TAX-FREE TRUST - CLASS Y | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
HAWAIIAN TAX-FREE TRUST - CLASS F | Pre-refunded/Escrowed to Maturity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
HAWAIIAN TAX-FREE TRUST - CLASS F | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
HAWAIIAN TAX-FREE TRUST - CLASS F | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.20%
HAWAIIAN TAX-FREE TRUST - CLASS F | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
HAWAIIAN TAX-FREE TRUST - CLASS F | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
HAWAIIAN TAX-FREE TRUST - CLASS F | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
HAWAIIAN TAX-FREE TRUST - CLASS F | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Hawaiian Tax-Free Trust - Class C | Pre-refunded/Escrowed to Maturity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Hawaiian Tax-Free Trust - Class C | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Hawaiian Tax-Free Trust - Class C | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.20%
Hawaiian Tax-Free Trust - Class C | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Hawaiian Tax-Free Trust - Class C | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Hawaiian Tax-Free Trust - Class C | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Hawaiian Tax-Free Trust - Class C | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Hawaiian Tax-Free Trust - Class A | Pre-refunded/Escrowed to Maturity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Hawaiian Tax-Free Trust - Class A | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Hawaiian Tax-Free Trust - Class A | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.20%
Hawaiian Tax-Free Trust - Class A | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Hawaiian Tax-Free Trust - Class A | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Hawaiian Tax-Free Trust - Class A | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Hawaiian Tax-Free Trust - Class A | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%